General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General and Administrative Expenses
Employee costs	$ 18,789	$ 17,037	$ 17,276
Board of directors' fees	2,243	2,288	2,439
Share-based compensation (Note 21)	4,565	3,869	2,872
Rent and utilities	2,256	2,236	2,180
Travel and accommodation	1,990	2,068	2,161
Legal and professional fees	7,445	6,802	11,014
Foreign exchange differences, net	3	1,241	689
Directors and officers' liability insurance	382	423	729
Other expenses	2,177	2,678	1,922
Total	$ 39,850	$ 38,642	$ 41,282